N-4	May 01, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT No. 66
Entity Central Index Key	0001397937
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
C000050400 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?	No. There are no charges for early withdrawals under the contract. For additional information see “Charges and Expenses” in this prospectus.
Are There Transaction Charges?	Yes. You may be charged for other transactions. For additional information, see “Charges and Expenses” in this prospectus.
Are There Ongoing Fees and Expenses?
Yes.
The following tables describe the fees and expenses that you may pay each year, depending on the investment options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year
based on the options you have elected.

Annual Fee	Minimum	Maximum

Base contract fee *	0.41%	0.86%

Pooled Separate Account expenses **, (1)	0.37%	0.87%

Portfolio fees and expenses **, (1)	0.13%	3.04%

Record maintenance and report fee (2)	$15.00	$15.00

*    Expressed as an annual percentage of account value. The base contract expense includes a program expense charge (0.40% to 0.85%) and fund related other expenses (0.01%). These expenses vary by investment Fund, and will fluctuate from year to year. The Base Contract fee is deducted monthly and applied on a decremental scale, declining to 0.41% on the account value over $500,000.

**   Expressed as an annual percentage of average daily net assets.

(1)  These fees will fluctuate from year to year. These expenses are based on the expenses incurred during the fiscal year ended December 31, 2025.

(2)  We deduct this fee on a quarterly basis at the rate of $3.75 per participant.

Because the contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year,
based on current charges. This estimate assumes that you do not take withdrawals from the contract.

Lowest Annual Cost $528	Highest Annual Cost $3,172

Assumes:

•
Investment of $100,000

•
5% annual appreciation

•
Least expensive combination of the Base Contract, Pooled Separate Account and Portfolio fees and expenses

•
No optional benefits

•
No sales charges

•
No additional contributions, transfers or withdrawals

Assumes:

•
Investment of $100,000

•
5% annual appreciation

•
Most expensive combination of the Base Contract, optional benefits, Pooled Separate Account and Portfolio fees and expenses

•
No sales charges

•
No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee table” in this prospectus.

Charges for Early Withdrawals [Text Block]	No. There are no charges for early withdrawals under the contract. For additional information see “Charges and Expenses” in this prospectus.
Transaction Charges [Text Block]	Yes. You may be charged for other transactions. For additional information, see “Charges and Expenses” in this prospectus.
Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes.
The following tables describe the fees and expenses that you may pay each year, depending on the investment options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year
based on the options you have elected.

Annual Fee	Minimum	Maximum

Base contract fee *	0.41%	0.86%

Pooled Separate Account expenses **, (1)	0.37%	0.87%

Portfolio fees and expenses **, (1)	0.13%	3.04%

Record maintenance and report fee (2)	$15.00	$15.00

*    Expressed as an annual percentage of account value. The base contract expense includes a program expense charge (0.40% to 0.85%) and fund related other expenses (0.01%). These expenses vary by investment Fund, and will fluctuate from year to year. The Base Contract fee is deducted monthly and applied on a decremental scale, declining to 0.41% on the account value over $500,000.

**   Expressed as an annual percentage of average daily net assets.

(1)  These fees will fluctuate from year to year. These expenses are based on the expenses incurred during the fiscal year ended December 31, 2025.

(2)  We deduct this fee on a quarterly basis at the rate of $3.75 per participant.

Because the contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year,
based on current charges. This estimate assumes that you do not take withdrawals from the contract.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.41%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.86%	[1]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percentage of account value. The base contract expense includes a program expense charge (0.40% to 0.85%) and fund related other expenses (0.01%). These expenses vary by investment Fund, and will fluctuate from year to year. The Base Contract fee is deducted monthly and applied on a decremental scale, declining to 0.41% on the account value over $500,000.
Investment Options Footnotes [Text Block]
**   Expressed as an annual percentage of average daily net assets.

(1)  These fees will fluctuate from year to year. These expenses are based on the expenses incurred during the fiscal year ended December 31, 2025.

Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost $528	Highest Annual Cost $3,172

Assumes:

•
Investment of $100,000

•
5% annual appreciation

•
Least expensive combination of the Base Contract, Pooled Separate Account and Portfolio fees and expenses

•
No optional benefits

•
No sales charges

•
No additional contributions, transfers or withdrawals

Assumes:

•
Investment of $100,000

•
5% annual appreciation

•
Most expensive combination of the Base Contract, optional benefits, Pooled Separate Account and Portfolio fees and expenses

•
No sales charges

•
No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee table” in this prospectus.

Lowest Annual Cost [Dollars]	$ 528
Highest Annual Cost [Dollars]	$ 3,172
Risks [Table Text Block]
RISKS
Is There a Risk of Loss from Poor Performance?
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the contract” in this prospectus.

Is this a Short-Term Investment?
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee table” in this prospectus.

What Are the Risks Associated with the Investment Options?
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g., the Pooled Separate Accounts and the Portfolios). Each investment option, including the fixed investment options, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Portfolios of the trusts” in “MRP Investment options” and Appendix: “Investment Options Available Under the Contract” in this prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to the Company. Equitable Financial Life Insurance Company is solely responsible to the contract owner and participants for the contract’s account value. The general obligations under the contract, including the fixed investment options, are supported by our general account and are subject to our claims paying ability. An owner and participant should look solely to our financial strength for our claims-paying ability. More information about Equitable Financial Life Insurance Company, including our financial strength ratings, may be obtained upon request by calling
1-800-789-7771.

For additional information about insurance company risks see “About the general account” in “More information” in this prospectus.

Investment Restrictions [Text Block]
Yes.
You may transfer accumulated amounts among the investment options under your contract at any time and in any amount, subject to certain transfer limitations described in this prospectus. We reserve the right to remove or substitute Portfolios and Pooled Separate Accounts as investment options.

For additional information about restrictions on the investment options see “MRP Investment options” and “Transferring your money among investment options” in this prospectus.

Transfers from the guaranteed interest option may be subject to limitations. From time to time, we may remove certain restrictions that apply to transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose those transfer restrictions.

Contributions and transfers into and out of the guaranteed interest option are limited.

For additional information about the guaranteed interest option see “Guaranteed interest option” in “MRP Investment Options” in this prospectus.

Key Information, Benefit Restrictions [Text Block]
Yes.
Participant Loans. Not all employer plans will offer loans. Loans are subject to restrictions under federal tax rules and ERISA. The minimum loan amount and maximum loan amount is determined by your employer plan. The maximum amount of a loan is also limited by federal tax rules. Any interest charged on participant loans is determined by the employer plan.

See “Participant Loans” in “Benefits Available Under the Contract” in this prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified
plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in this prospectus.

Investment Professional Compensation [Text Block]
Some employees may receive incentive compensation for performing marketing and service functions under the contract.

For additional information about compensation see “Distribution of the contracts” in “More information” in this prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about the charges you might incur in connection with an exchange see “Charges and expenses” in this prospectus.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee table

The following tables describe the fees and expenses that you will pay when enrolling in, owning, or making withdrawals from an investment option or from the MRP contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you purchase the contract, surrender or make withdrawals from an investment option or the contract, or transfer account value between investment options. State premium taxes may also apply.

Transaction Expenses
Sales Load Imposed on Purchases	None
Withdrawal Charge (CWC)	None
Transfer Fee	None
Record Maintenance and Report Fee (1)	$15.00

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including underlying Trust portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Base contract expenses (expressed as an annual percentage of account value) (2)	0.85%

Other Expenses (3)	0.01%

Pooled Separate Account expenses expressed as an annual percentage of separate account assets: (4)

	Investment Management and Accounting Fee	Direct Operating and Other Expenses	Total

AllianceBernstein Growth Equity	0.30%	0.07%	0.37%

AllianceBernstein Mid Cap Growth	0.65%	0.03%	0.68%

AllianceBernstein Balanced	0.50%	0.37%	0.87%

Optional Benefits Expenses			None

(1)	We deduct this fee on a quarterly basis at the rate of $3.75 per participant.
(2)	The Base Contract expense is deducted monthly and applied on a decremental scale, declining to 0.40% on the account value over $500,000.
(3)
These expenses vary by investment Fund, and will fluctuate from year to year based on actual expenses. The percentage set forth in the table represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2025. These expenses may be higher based on the expenses incurred by the Funds during the fiscal year ended December 31, 2026. Effective January 1, 2014, the Company voluntarily capped “Other Expenses” for the pooled trust Funds at 0.01%. The cap is currently in effect through April 30, 2025, at which time the Company will opt to continue or remove it. If the cap was not in effect, “Other Expenses” as of December 31, 2025, would have been 0.09%.

(4)	These fees will fluctuate from year to year. These expenses are based on the expenses incurred by a Pooled Separate Account during the fiscal year ended December 31, 2025.

The next item shows the minimum and maximum total operating expenses charged by any portfolio that corresponds to any variable investment option of the Trusts that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of portfolios available under the contract, including their annual expenses, may be found at the back of this document. See Appendix: “Investment Options Available Under the Contract.”

Annual Portfolio Expenses	Minimum	Maximum
Expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses (1)	0.13%	3.04%

(1)
Annual portfolio expenses may be based, in part, on estimated amounts of such expenses. Annual portfolio expenses will fluctuate from year to year based on expenses incurred by the Portfolios during the fiscal year ended December 31, 2024. The maximum annual portfolio expenses include a daily charge equal to an annual rate of 0.01%.

Examples

These examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio and Pooled Separate Account fees and expenses. The first set of examples assumes you invest all of your account value in the most expensive underlying Portfolio. The second set of examples assumes you invest all of your account value in the most expensive Pooled Separate Account, the AllianceBernstein Balanced Pooled Separate Account.

Separate Account No.
 66 Variable Investment Options.
The examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expense. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$3,972	$11,980	$20,141	$41,235
If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$3,972	$11,980	$20,141	$41,235
If you do not surrender your contract:	1 year	3 years	5 years	10 years
	$3,972	$11,980	$20,141	$41,235

Pooled separate accounts.
These examples assume that you invest $100,000 in the Funds in the pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Pooled Separate Account expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$1,296	$3,977	$6,859	$15,038
If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$1,296	$3,977	$6,859	$15,038
If you do not surrender your contract:	1 year	3 years	5 years	10 years
	$1,296	$3,977	$6,859	$15,038

Transaction Expenses [Table Text Block]

The following tables describe the fees and expenses that you will pay when enrolling in, owning, or making withdrawals from an investment option or from the MRP contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you purchase the contract, surrender or make withdrawals from an investment option or the contract, or transfer account value between investment options. State premium taxes may also apply.

Transaction Expenses
Sales Load Imposed on Purchases	None
Withdrawal Charge (CWC)	None
Transfer Fee	None
Record Maintenance and Report Fee (1)	$15.00

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Other Transaction Fee, Current [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We deduct this fee on a quarterly basis at the rate of $3.75 per participant.
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including underlying Trust portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Base contract expenses (expressed as an annual percentage of account value) (2)	0.85%

Other Expenses (3)	0.01%

Pooled Separate Account expenses expressed as an annual percentage of separate account assets: (4)

	Investment Management and Accounting Fee	Direct Operating and Other Expenses	Total

AllianceBernstein Growth Equity	0.30%	0.07%	0.37%

AllianceBernstein Mid Cap Growth	0.65%	0.03%	0.68%

AllianceBernstein Balanced	0.50%	0.37%	0.87%

Optional Benefits Expenses			None

(1)	We deduct this fee on a quarterly basis at the rate of $3.75 per participant.
(2)	The Base Contract expense is deducted monthly and applied on a decremental scale, declining to 0.40% on the account value over $500,000.
(3)
These expenses vary by investment Fund, and will fluctuate from year to year based on actual expenses. The percentage set forth in the table represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2025. These expenses may be higher based on the expenses incurred by the Funds during the fiscal year ended December 31, 2026. Effective January 1, 2014, the Company voluntarily capped “Other Expenses” for the pooled trust Funds at 0.01%. The cap is currently in effect through April 30, 2025, at which time the Company will opt to continue or remove it. If the cap was not in effect, “Other Expenses” as of December 31, 2025, would have been 0.09%.

(4)	These fees will fluctuate from year to year. These expenses are based on the expenses incurred by a Pooled Separate Account during the fiscal year ended December 31, 2025.

Base Contract Expense (of Average Account Value), Current [Percent]	0.85%	[2]
Base Contract Expense, Footnotes [Text Block]	The Base Contract expense is deducted monthly and applied on a decremental scale, declining to 0.40% on the account value over $500,000.
Optional Benefit Expense, Current [Dollars]	$ 0
Optional Benefit Expense, Footnotes [Text Block]	These fees will fluctuate from year to year. These expenses are based on the expenses incurred by a Pooled Separate Account during the fiscal year ended December 31, 2025.
Other Annual Expense (of Average Account Value), Current [Percent]	0.01%	[3]
Other Annual Expense, Footnotes [Text Block]	These expenses vary by investment Fund, and will fluctuate from year to year based on actual expenses. The percentage set forth in the table represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2025. These expenses may be higher based on the expenses incurred by the Funds during the fiscal year ended December 31, 2026. Effective January 1, 2014, the Company voluntarily capped “Other Expenses” for the pooled trust Funds at 0.01%. The cap is currently in effect through April 30, 2025, at which time the Company will opt to continue or remove it. If the cap was not in effect, “Other Expenses” as of December 31, 2025, would have been 0.09%.
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by any portfolio that corresponds to any variable investment option of the Trusts that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of portfolios available under the contract, including their annual expenses, may be found at the back of this document. See Appendix: “Investment Options Available Under the Contract.”

Annual Portfolio Expenses	Minimum	Maximum
Expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses (1)	0.13%	3.04%

(1)
Annual portfolio expenses may be based, in part, on estimated amounts of such expenses. Annual portfolio expenses will fluctuate from year to year based on expenses incurred by the Portfolios during the fiscal year ended December 31, 2024. The maximum annual portfolio expenses include a daily charge equal to an annual rate of 0.01%.

Portfolio Company Expenses [Text Block]	Expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses
Portfolio Company Expenses Minimum [Percent]	0.13%	[4]
Portfolio Company Expenses Maximum [Percent]	3.04%	[4]
Portfolio Company Expenses, Footnotes [Text Block]	Annual portfolio expenses may be based, in part, on estimated amounts of such expenses. Annual portfolio expenses will fluctuate from year to year based on expenses incurred by the Portfolios during the fiscal year ended December 31, 2024. The maximum annual portfolio expenses include a daily charge equal to an annual rate of 0.01%.
Surrender Example [Table Text Block]
Examples

These examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio and Pooled Separate Account fees and expenses. The first set of examples assumes you invest all of your account value in the most expensive underlying Portfolio. The second set of examples assumes you invest all of your account value in the most expensive Pooled Separate Account, the AllianceBernstein Balanced Pooled Separate Account.

Separate Account No.
 66 Variable Investment Options.
The examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expense. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$3,972	$11,980	$20,141	$41,235
If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$3,972	$11,980	$20,141	$41,235
If you do not surrender your contract:	1 year	3 years	5 years	10 years
	$3,972	$11,980	$20,141	$41,235

Pooled separate accounts.
These examples assume that you invest $100,000 in the Funds in the pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Pooled Separate Account expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$1,296	$3,977	$6,859	$15,038
If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$1,296	$3,977	$6,859	$15,038
If you do not surrender your contract:	1 year	3 years	5 years	10 years
	$1,296	$3,977	$6,859	$15,038

Annuitize Example [Table Text Block]
Examples

These examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio and Pooled Separate Account fees and expenses. The first set of examples assumes you invest all of your account value in the most expensive underlying Portfolio. The second set of examples assumes you invest all of your account value in the most expensive Pooled Separate Account, the AllianceBernstein Balanced Pooled Separate Account.

Separate Account No.
 66 Variable Investment Options.
The examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expense. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$3,972	$11,980	$20,141	$41,235
If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$3,972	$11,980	$20,141	$41,235
If you do not surrender your contract:	1 year	3 years	5 years	10 years
	$3,972	$11,980	$20,141	$41,235

Pooled separate accounts.
These examples assume that you invest $100,000 in the Funds in the pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Pooled Separate Account expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$1,296	$3,977	$6,859	$15,038
If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$1,296	$3,977	$6,859	$15,038
If you do not surrender your contract:	1 year	3 years	5 years	10 years
	$1,296	$3,977	$6,859	$15,038

No Surrender Example [Table Text Block]
Examples

These examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio and Pooled Separate Account fees and expenses. The first set of examples assumes you invest all of your account value in the most expensive underlying Portfolio. The second set of examples assumes you invest all of your account value in the most expensive Pooled Separate Account, the AllianceBernstein Balanced Pooled Separate Account.

Separate Account No.
 66 Variable Investment Options.
The examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expense. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$3,972	$11,980	$20,141	$41,235
If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$3,972	$11,980	$20,141	$41,235
If you do not surrender your contract:	1 year	3 years	5 years	10 years
	$3,972	$11,980	$20,141	$41,235

Pooled separate accounts.
These examples assume that you invest $100,000 in the Funds in the pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Pooled Separate Account expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$1,296	$3,977	$6,859	$15,038
If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$1,296	$3,977	$6,859	$15,038
If you do not surrender your contract:	1 year	3 years	5 years	10 years
	$1,296	$3,977	$6,859	$15,038

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
3.
Principal Risks of Investing in the Contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this prospectus.

Risks Associated with Variable Investment Options and Pooled Separate Accounts

You take all the investment risk for amounts allocated to one or more of the investment options. If the investment options you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the investment options in which you invest. We do not guarantee the investment results of any investment option. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected investment option, each of which has its own unique risks. You should review the variable investment options and Pooled Separate Accounts before making an investment decision.

Insurance Company Risk

No company other than Equitable Financial Life Insurance Company has any legal responsibility to pay amounts that we owe under the contract, including amounts allocated to the guaranteed interest option. The general obligations and any guaranteed interest option under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible Fees on Access to Account Value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences you may incur fees for accessing your account value such as a program expense charge.

Limitations on Access to Account Value Through Withdrawals

Withdrawals are generally subject to federal and state income tax, and may be subject to tax penalties if taken before age 59
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⁄
2
. Additionally, there could be a delay in withdrawals from the guaranteed interest option of up to 5 years.

Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of plan. We cannot provide detailed information on all tax aspects of the contract. Moreover, the tax aspects
that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Associated with Taking a Loan

Loans will decrease your account value and death benefit, and loaned amounts will not participate in the investment experience of your investment options. There may be adverse tax consequences associated with taking a loan from your contract.

Contract Changes Risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this prospectus.

Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
2.
Benefits Available Under the Contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/ Limitations
Death Benefit	Beneficiaries will receive a benefit under the terms of the employer plan based on the participant’s account value under the contract	Standard	No additional charge	• The MRP contract does not have a separate death benefit provision. • Any death benefits are provided in accordance with the employer plan.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/ Limitations
Recordkeeping services	Includes plan-level or participant-level recordkeeping	Standard	$15
•
IRS Pre-Approved
plan includes plan-level and participant-level recordkeeping, benefit payments, tax withholding and reporting.

•
Investment only plan includes recordkeeping services for plan assets in Pooled Trust.

Participant Loans	Loans may be available for participants	Optional	Any fees or interest charged are determined by employer plan	• Not all employer plans will offer loans. • Loans are subject to restrictions under federal tax rules and ERISA.

Participant Recordkeeping Services

Services Provided.
Depending on the type of plan your employer elected, we may provide either plan-level and participant-level recordkeeping or recordkeeping services for plan assets in the Pooled Trust. Where we provide participant recordkeeping services, we:

•	establish an individual participant account for each participant covered by your employer’s plan based on data your employer provides;

•	receive and deposit contributions on behalf of participants to individual participant accounts;

•	maintain records reflecting, for each participant, contributions, transfers, loan transactions, withdrawals and investment experience and interest accrued, as applicable, on an individual participant’s proportionate values in the plan;

•	provide to your employer individual participant’s reports reflecting the activity in the individual participant’s proportionate interest in the plan; and

•	process transfers and distributions of the participant’s portion of his or her share of the employer plan assets among the investment options as your employer instructs.

Fees.
We charge an annual fee of $15 per participant paid in quarterly installments of $3.75. We deduct the fee from the amounts attributable to each individual participant at the end of each quarter by means of a reduction of units or a cash withdrawal from the guaranteed interest option.

Enrollment.
Only your employer can choose to enroll in a plan that offers participant level recordkeeping services.

Participant Loans

Participant loans are available if the employer plan permits them. Participants must apply for a plan loan through the employer. The number of plan loans outstanding are subject to the terms of the employer’s plan. Loans are subject to restrictions under federal tax laws and ERISA, and are also subject to the limits of the plan. Loan packages containing all necessary forms, along with an explanation of how interest rates are set, are available from our Retirement Plan Account Managers. If a participant is married, written spousal consent may be required for a loan.

Generally, the loan amount will be transferred from the investment options into a loan account. The loan amount will not earn interest under the contract while the loan is outstanding, and you may be charged interest as set by the employer plan. The participant must repay the amount borrowed with interest as required by federal income tax rules. If you fail to repay the loan when due, the amount of the unpaid balance may be taxable and subject to additional penalty taxes. No participant who has defaulted on a loan under the employer plan shall be granted any additional loans under this plan. Interest paid on a retirement plan loan is not deductible.

Amounts borrowed from your contract do not participate in separate account investment experience and therefore, loans can affect the account value whether or not you repay the loan. The account value when you surrender, die, or terminate your contract will be reduced by the amount of any outstanding loan plus accrued interest.

Benefits Available [Table Text Block]
Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/ Limitations
Death Benefit	Beneficiaries will receive a benefit under the terms of the employer plan based on the participant’s account value under the contract	Standard	No additional charge	• The MRP contract does not have a separate death benefit provision. • Any death benefits are provided in accordance with the employer plan.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/ Limitations
Recordkeeping services	Includes plan-level or participant-level recordkeeping	Standard	$15
•
IRS Pre-Approved
plan includes plan-level and participant-level recordkeeping, benefit payments, tax withholding and reporting.

•
Investment only plan includes recordkeeping services for plan assets in Pooled Trust.

Participant Loans	Loans may be available for participants	Optional	Any fees or interest charged are determined by employer plan	• Not all employer plans will offer loans. • Loans are subject to restrictions under federal tax rules and ERISA.

Optional Benefit Expense, Current [Dollars]	$ 0
Optional Benefit Expense, Footnotes [Text Block]	These fees will fluctuate from year to year. These expenses are based on the expenses incurred by a Pooled Separate Account during the fiscal year ended December 31, 2025.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix: Investment Options Available Under the Contract

Variable investment options

The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the Portfolio Companies for the Portfolios, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH147066. You can also request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. You should refer to your plan documents for a list of available Portfolios.

The current expenses and performance information below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	1290 Avantis ® U.S. Large Cap Growth – Equitable Investment Management, LLC (“EIM”); American Century Investment Management, Inc.	0.65%	^	17.03%	12.18%	—
Equity	1290 VT Equity Income – Equitable Investment Management Group, LLC (“EIMG”); Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	13.04%	11.25%	8.85%
Specialty	1290 VT GAMCO Mergers & Acquisitions – EIMG; GAMCO Asset Management, Inc.	1.29%	^	15.91%	7.70%	5.38%
Equity	1290 VT GAMCO Small Company Value – EIMG; GAMCO Asset Management, Inc.	1.05%		12.82%	11.24%	10.77%
Equity	1290 VT Socially Responsible – EIMG; BlackRock Investment Management, LLC	0.90%		17.23%	13.04%	13.83%
Equity	EQ/AB Small Cap Growth – EIMG; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Asset Allocation	EQ/Aggressive Allocation† – EIMG	1.15%		12.97%	7.79%	9.47%
Asset Allocation	EQ/All Asset Growth Allocation – EIMG	1.25%	^	17.18%	7.12%	8.28%
Equity	EQ/Capital Group Research – EIMG; Capital International, Inc.	0.95%	^	19.83%	13.80%	15.00%
Equity	EQ/ClearBridge Large Cap Growth ESG – EIMG; ClearBridge Investments, LLC	1.00%	^	7.69%	10.47%	13.63%
Asset Allocation	EQ/Conservative Allocation† – EIMG	1.00%	^	7.48%	1.74%	3.11%
Asset Allocation	EQ/Conservative-Plus Allocation† – EIMG	1.09%		9.06%	3.38%	4.94%
Fixed Income	EQ/Core Plus Bond – EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	8.58%	-0.68%	2.17%
Equity	EQ/Equity 500 Index – EIMG; AllianceBernstein L.P.	0.53%	^	17.23%	13.79%	14.15%
Equity	EQ/Global Equity Managed Volatility† – EIMG; BlackRock Investment Management, LLC	1.08%	^	19.14%	8.33%	9.47%
Fixed Income	EQ/Intermediate Government Bond(1) – EIMG; SSGA Funds Management, Inc.	0.62%	^	5.54%	0.30%	1.15%
Equity	EQ/International Core Managed Volatility† – EIMG; BlackRock Investment Management, LLC	1.06%		26.12%	7.52%	7.48%
Equity	EQ/International Equity Index – EIMG; AllianceBernstein L.P.	0.72%	^	31.53%	9.91%	8.07%
Equity	EQ/Janus Enterprise – EIMG; Janus Henderson Investors US LLC	1.04%		8.05%	7.06%	10.61%
Equity	EQ/JPMorgan Growth Stock – EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	14.76%	9.43%	14.08%
Equity	EQ/Large Cap Growth Index – EIMG; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%
Equity	EQ/Large Cap Growth Managed Volatility† – EIMG; BlackRock Investment Management, LLC	0.87%		11.06%	11.64%	15.01%
Equity	EQ/Large Cap Value Managed Volatility† – EIMG; AllianceBernstein L.P.	0.86%		10.62%	9.69%	9.56%
Equity	EQ/MFS International Growth – EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	20.90%	6.90%	9.61%
Equity	EQ/Mid Cap Index – EIMG; AllianceBernstein L.P.	0.64%	^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility† – EIMG; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%
Asset Allocation	EQ/Moderate Allocation† – EIMG	1.08%		10.25%	4.14%	5.78%
Asset Allocation	EQ/Moderate-Plus Allocation† – EIMG	1.11%		11.50%	5.88%	7.67%

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Cash/Cash Equivalent	EQ/Money Market* – EIMG; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Fixed Income	EQ/PIMCO Global Real Return – EIMG; Pacific Investment Management Company LLC	2.74	%^	5.52%	-0.90%	2.48%
Fixed Income	EQ/PIMCO Ultra Short Bond – EIMG; Pacific Investment Management Company LLC	0.80	%^	4.47%	2.93%	2.32%
Equity	EQ/Small Company Index – EIMG; AllianceBernstein L.P.	0.63%		12.57%	6.16%	9.44%
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio – EIMG	1.10	%^	12.03%	4.95%	6.85%
Fixed Income	Multimanager Core Bond(1) – EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.93	%^	7.11%	-0.27%	1.72%
Specialty	Multimanager Technology – EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23	%^	25.87%	12.46%	19.41%
Asset Allocation	Target 2015 Allocation – EIMG	1.10	%^	9.41%	2.84%	5.08%
Asset Allocation	Target 2025 Allocation – EIMG	1.10	%^	13.12%	5.57%	7.41%
Asset Allocation	Target 2035 Allocation – EIMG	1.05%		15.70%	7.50%	8.95%
Asset Allocation	Target 2045 Allocation – EIMG	1.03%		16.81%	8.58%	9.86%
Asset Allocation	Target 2055 Allocation – EIMG	1.10	%^	17.90%	9.51%	10.81%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser
to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Unaffiliated Portfolio Companies:

		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Asset Allocation	American Funds ® IS 2010 Target Date Fund – Capital Research and Management Company	0.33%	13.08%	5.70%	—
Asset Allocation	American Funds ® IS 2015 Target Date Fund – Capital Research and Management Company	0.35%^	13.40%	5.94%	—
Asset Allocation	American Funds ® IS 2020 Target Date Fund – Capital Research and Management Company	0.35%	14.30%	6.23%	—
Asset Allocation	American Funds ® IS 2025 Target Date Fund – Capital Research and Management Company	0.35%	14.79%	6.35%	—
Asset Allocation	American Funds ® IS 2030 Target Date Fund – Capital Research and Management Company	0.35%	16.09%	7.33%	—
Asset Allocation	American Funds ® IS 2035 Target Date Fund – Capital Research and Management Company	0.39%	17.73%	8.43%	—
Asset Allocation	American Funds ® IS 2040 Target Date Fund – Capital Research and Management Company	0.39%	20.66%	—	—
Asset Allocation	American Funds ® IS 2045 Target Date Fund – Capital Research and Management Company	0.42%	21.55%	—	—
Asset Allocation	American Funds ® IS 2050 Target Date Fund – Capital Research and Management Company	0.42%	21.94%	—	—
Asset Allocation	American Funds ® IS 2055 Target Date Fund – Capital Research and Management Company	0.43%	22.28%	—	—
Asset Allocation	American Funds ® IS 2060 Target Date Fund – Capital Research and Management Company	0.41%	20.90%	—	—
Asset Allocation	American Funds ® IS 2065 Target Date Fund – Capital Research and Management Company	0.44%	20.61%	—	—
Asset Allocation	American Funds ® IS 2070 Target Date Fund – Capital Research and Management Company	0.42%	20.45%	—	—
Fixed Income	Vanguard ® VIF Total Bond Market Index Portfolio – The Vanguard Group, Inc.	0.14%	6.94%	-0.51%	1.90%
Equity	Vanguard ® VIF Total Stock Market Index Portfolio – The Vanguard Group, Inc.	0.13%	16.93%	12.98%	14.10%
^	This Portfolio’s annual expenses reflect temporary fee reductions.

Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the Portfolio Companies for the Portfolios, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH147066. You can also request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. You should refer to your plan documents for a list of available Portfolios.
Portfolio Companies [Table Text Block]
The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the Portfolio Companies for the Portfolios, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH147066. You can also request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. You should refer to your plan documents for a list of available Portfolios.

The current expenses and performance information below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	1290 Avantis ® U.S. Large Cap Growth – Equitable Investment Management, LLC (“EIM”); American Century Investment Management, Inc.	0.65%	^	17.03%	12.18%	—
Equity	1290 VT Equity Income – Equitable Investment Management Group, LLC (“EIMG”); Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	13.04%	11.25%	8.85%
Specialty	1290 VT GAMCO Mergers & Acquisitions – EIMG; GAMCO Asset Management, Inc.	1.29%	^	15.91%	7.70%	5.38%
Equity	1290 VT GAMCO Small Company Value – EIMG; GAMCO Asset Management, Inc.	1.05%		12.82%	11.24%	10.77%
Equity	1290 VT Socially Responsible – EIMG; BlackRock Investment Management, LLC	0.90%		17.23%	13.04%	13.83%
Equity	EQ/AB Small Cap Growth – EIMG; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Asset Allocation	EQ/Aggressive Allocation† – EIMG	1.15%		12.97%	7.79%	9.47%
Asset Allocation	EQ/All Asset Growth Allocation – EIMG	1.25%	^	17.18%	7.12%	8.28%
Equity	EQ/Capital Group Research – EIMG; Capital International, Inc.	0.95%	^	19.83%	13.80%	15.00%
Equity	EQ/ClearBridge Large Cap Growth ESG – EIMG; ClearBridge Investments, LLC	1.00%	^	7.69%	10.47%	13.63%
Asset Allocation	EQ/Conservative Allocation† – EIMG	1.00%	^	7.48%	1.74%	3.11%
Asset Allocation	EQ/Conservative-Plus Allocation† – EIMG	1.09%		9.06%	3.38%	4.94%
Fixed Income	EQ/Core Plus Bond – EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	8.58%	-0.68%	2.17%
Equity	EQ/Equity 500 Index – EIMG; AllianceBernstein L.P.	0.53%	^	17.23%	13.79%	14.15%
Equity	EQ/Global Equity Managed Volatility† – EIMG; BlackRock Investment Management, LLC	1.08%	^	19.14%	8.33%	9.47%
Fixed Income	EQ/Intermediate Government Bond(1) – EIMG; SSGA Funds Management, Inc.	0.62%	^	5.54%	0.30%	1.15%
Equity	EQ/International Core Managed Volatility† – EIMG; BlackRock Investment Management, LLC	1.06%		26.12%	7.52%	7.48%
Equity	EQ/International Equity Index – EIMG; AllianceBernstein L.P.	0.72%	^	31.53%	9.91%	8.07%
Equity	EQ/Janus Enterprise – EIMG; Janus Henderson Investors US LLC	1.04%		8.05%	7.06%	10.61%
Equity	EQ/JPMorgan Growth Stock – EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	14.76%	9.43%	14.08%
Equity	EQ/Large Cap Growth Index – EIMG; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%
Equity	EQ/Large Cap Growth Managed Volatility† – EIMG; BlackRock Investment Management, LLC	0.87%		11.06%	11.64%	15.01%
Equity	EQ/Large Cap Value Managed Volatility† – EIMG; AllianceBernstein L.P.	0.86%		10.62%	9.69%	9.56%
Equity	EQ/MFS International Growth – EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	20.90%	6.90%	9.61%
Equity	EQ/Mid Cap Index – EIMG; AllianceBernstein L.P.	0.64%	^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility† – EIMG; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%
Asset Allocation	EQ/Moderate Allocation† – EIMG	1.08%		10.25%	4.14%	5.78%
Asset Allocation	EQ/Moderate-Plus Allocation† – EIMG	1.11%		11.50%	5.88%	7.67%

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Cash/Cash Equivalent	EQ/Money Market* – EIMG; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Fixed Income	EQ/PIMCO Global Real Return – EIMG; Pacific Investment Management Company LLC	2.74	%^	5.52%	-0.90%	2.48%
Fixed Income	EQ/PIMCO Ultra Short Bond – EIMG; Pacific Investment Management Company LLC	0.80	%^	4.47%	2.93%	2.32%
Equity	EQ/Small Company Index – EIMG; AllianceBernstein L.P.	0.63%		12.57%	6.16%	9.44%
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio – EIMG	1.10	%^	12.03%	4.95%	6.85%
Fixed Income	Multimanager Core Bond(1) – EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.93	%^	7.11%	-0.27%	1.72%
Specialty	Multimanager Technology – EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23	%^	25.87%	12.46%	19.41%
Asset Allocation	Target 2015 Allocation – EIMG	1.10	%^	9.41%	2.84%	5.08%
Asset Allocation	Target 2025 Allocation – EIMG	1.10	%^	13.12%	5.57%	7.41%
Asset Allocation	Target 2035 Allocation – EIMG	1.05%		15.70%	7.50%	8.95%
Asset Allocation	Target 2045 Allocation – EIMG	1.03%		16.81%	8.58%	9.86%
Asset Allocation	Target 2055 Allocation – EIMG	1.10	%^	17.90%	9.51%	10.81%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser
to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Unaffiliated Portfolio Companies:

		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Asset Allocation	American Funds ® IS 2010 Target Date Fund – Capital Research and Management Company	0.33%	13.08%	5.70%	—
Asset Allocation	American Funds ® IS 2015 Target Date Fund – Capital Research and Management Company	0.35%^	13.40%	5.94%	—
Asset Allocation	American Funds ® IS 2020 Target Date Fund – Capital Research and Management Company	0.35%	14.30%	6.23%	—
Asset Allocation	American Funds ® IS 2025 Target Date Fund – Capital Research and Management Company	0.35%	14.79%	6.35%	—
Asset Allocation	American Funds ® IS 2030 Target Date Fund – Capital Research and Management Company	0.35%	16.09%	7.33%	—
Asset Allocation	American Funds ® IS 2035 Target Date Fund – Capital Research and Management Company	0.39%	17.73%	8.43%	—
Asset Allocation	American Funds ® IS 2040 Target Date Fund – Capital Research and Management Company	0.39%	20.66%	—	—
Asset Allocation	American Funds ® IS 2045 Target Date Fund – Capital Research and Management Company	0.42%	21.55%	—	—
Asset Allocation	American Funds ® IS 2050 Target Date Fund – Capital Research and Management Company	0.42%	21.94%	—	—
Asset Allocation	American Funds ® IS 2055 Target Date Fund – Capital Research and Management Company	0.43%	22.28%	—	—
Asset Allocation	American Funds ® IS 2060 Target Date Fund – Capital Research and Management Company	0.41%	20.90%	—	—
Asset Allocation	American Funds ® IS 2065 Target Date Fund – Capital Research and Management Company	0.44%	20.61%	—	—
Asset Allocation	American Funds ® IS 2070 Target Date Fund – Capital Research and Management Company	0.42%	20.45%	—	—
Fixed Income	Vanguard ® VIF Total Bond Market Index Portfolio – The Vanguard Group, Inc.	0.14%	6.94%	-0.51%	1.90%
Equity	Vanguard ® VIF Total Stock Market Index Portfolio – The Vanguard Group, Inc.	0.13%	16.93%	12.98%	14.10%
^	This Portfolio’s annual expenses reflect temporary fee reductions.

C000050400 [Member] | 1290 Avantis® U.S. Large Cap Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 Avantis ® U.S. Large Cap Growth
Portfolio Company Adviser [Text Block]	Equitable Investment Management, LLC (“EIM”)
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.65%	[5]
Average Annual Total Returns, 1 Year [Percent]	17.03%
Average Annual Total Returns, 5 Years [Percent]	12.18%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000050400 [Member] | 1290 VT Equity Income [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Equity Income
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors
Current Expenses [Percent]	0.95%	[5]
Average Annual Total Returns, 1 Year [Percent]	13.04%
Average Annual Total Returns, 5 Years [Percent]	11.25%
Average Annual Total Returns, 10 Years [Percent]	8.85%
C000050400 [Member] | 1290 VT GAMCO Mergers & Acquisitions [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT GAMCO Mergers & Acquisitions
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.29%	[5]
Average Annual Total Returns, 1 Year [Percent]	15.91%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	5.38%
C000050400 [Member] | 1290 VT GAMCO Small Company Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT GAMCO Small Company Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.82%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	10.77%
C000050400 [Member] | 1290 VT Socially Responsible [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Socially Responsible
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	17.23%
Average Annual Total Returns, 5 Years [Percent]	13.04%
Average Annual Total Returns, 10 Years [Percent]	13.83%
C000050400 [Member] | EQ/AB Small Cap Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	9.21%
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	10.10%
C000050400 [Member] | EQ/Aggressive Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Allocation	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	12.97%
Average Annual Total Returns, 5 Years [Percent]	7.79%
Average Annual Total Returns, 10 Years [Percent]	9.47%
C000050400 [Member] | EQ/All Asset Growth Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/All Asset Growth Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.25%	[5]
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	8.28%
C000050400 [Member] | EQ/Capital Group Research [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Capital Group Research
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Capital International, Inc.
Current Expenses [Percent]	0.95%	[5]
Average Annual Total Returns, 1 Year [Percent]	19.83%
Average Annual Total Returns, 5 Years [Percent]	13.80%
Average Annual Total Returns, 10 Years [Percent]	15.00%
C000050400 [Member] | EQ/ClearBridge Large Cap Growth ESG [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Large Cap Growth ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.00%	[5]
Average Annual Total Returns, 1 Year [Percent]	7.69%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	13.63%
C000050400 [Member] | EQ/Conservative Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Allocation	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.00%	[5]
Average Annual Total Returns, 1 Year [Percent]	7.48%
Average Annual Total Returns, 5 Years [Percent]	1.74%
Average Annual Total Returns, 10 Years [Percent]	3.11%
C000050400 [Member] | EQ/Conservative-Plus Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative-Plus Allocation	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	9.06%
Average Annual Total Returns, 5 Years [Percent]	3.38%
Average Annual Total Returns, 10 Years [Percent]	4.94%
C000050400 [Member] | EQ/Core Plus Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Plus Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.93%	[5]
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	(0.68%)
Average Annual Total Returns, 10 Years [Percent]	2.17%
C000050400 [Member] | EQ/Equity 500 Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.53%	[5]
Average Annual Total Returns, 1 Year [Percent]	17.23%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Average Annual Total Returns, 10 Years [Percent]	14.15%
C000050400 [Member] | EQ/Global Equity Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Global Equity Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.08%	[5]
Average Annual Total Returns, 1 Year [Percent]	19.14%
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	9.47%
C000050400 [Member] | EQ/Intermediate Government Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[5]
Average Annual Total Returns, 1 Year [Percent]	5.54%
Average Annual Total Returns, 5 Years [Percent]	0.30%
Average Annual Total Returns, 10 Years [Percent]	1.15%
C000050400 [Member] | EQ/International Core Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	26.12%
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	7.48%
C000050400 [Member] | EQ/International Equity Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Equity Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.72%	[5]
Average Annual Total Returns, 1 Year [Percent]	31.53%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Average Annual Total Returns, 10 Years [Percent]	8.07%
C000050400 [Member] | EQ/Janus Enterprise [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	8.05%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	10.61%
C000050400 [Member] | EQ/JPMorgan Growth Stock [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Growth Stock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%	[5]
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	14.08%
C000050400 [Member] | EQ/Large Cap Growth Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	17.74%
Average Annual Total Returns, 5 Years [Percent]	14.51%
Average Annual Total Returns, 10 Years [Percent]	17.26%
C000050400 [Member] | EQ/Large Cap Growth Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	11.06%
Average Annual Total Returns, 5 Years [Percent]	11.64%
Average Annual Total Returns, 10 Years [Percent]	15.01%
C000050400 [Member] | EQ/Large Cap Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.62%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	9.56%
C000050400 [Member] | EQ/MFS International Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	20.90%
Average Annual Total Returns, 5 Years [Percent]	6.90%
Average Annual Total Returns, 10 Years [Percent]	9.61%
C000050400 [Member] | EQ/Mid Cap Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%	[5]
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	9.99%
C000050400 [Member] | EQ/Mid Cap Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	4.98%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	8.20%
C000050400 [Member] | EQ/Moderate Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Allocation	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	10.25%
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	5.78%
C000050400 [Member] | EQ/Moderate-Plus Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate-Plus Allocation	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	5.88%
Average Annual Total Returns, 10 Years [Percent]	7.67%
C000050400 [Member] | EQ/Money Market [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[8]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	3.66%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	1.73%
C000050400 [Member] | EQ/PIMCO Global Real Return [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Global Real Return
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.74%	[5]
Average Annual Total Returns, 1 Year [Percent]	5.52%
Average Annual Total Returns, 5 Years [Percent]	(0.90%)
Average Annual Total Returns, 10 Years [Percent]	2.48%
C000050400 [Member] | EQ/PIMCO Ultra Short Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Ultra Short Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.80%	[5]
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	2.93%
Average Annual Total Returns, 10 Years [Percent]	2.32%
C000050400 [Member] | EQ/Small Company Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Small Company Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	12.57%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	9.44%
C000050400 [Member] | Equitable Conservative Growth MF/ETF Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Conservative Growth MF/ETF Portfolio
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	6.85%
C000050400 [Member] | Multimanager Core Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Multimanager Core Bond	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.
Current Expenses [Percent]	0.93%	[5]
Average Annual Total Returns, 1 Year [Percent]	7.11%
Average Annual Total Returns, 5 Years [Percent]	(0.27%)
Average Annual Total Returns, 10 Years [Percent]	1.72%
C000050400 [Member] | Multimanager Technology [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses [Percent]	1.23%	[5]
Average Annual Total Returns, 1 Year [Percent]	25.87%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	19.41%
C000050400 [Member] | Target 2015 Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2015 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	9.41%
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	5.08%
C000050400 [Member] | Target 2025 Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2025 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	13.12%
Average Annual Total Returns, 5 Years [Percent]	5.57%
Average Annual Total Returns, 10 Years [Percent]	7.41%
C000050400 [Member] | Target 2035 Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2035 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	8.95%
C000050400 [Member] | Target 2045 Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2045 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	16.81%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	9.86%
C000050400 [Member] | Target 2055 Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2055 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	17.90%
Average Annual Total Returns, 5 Years [Percent]	9.51%
Average Annual Total Returns, 10 Years [Percent]	10.81%
C000050400 [Member] | American Funds® IS 2010 Target Date Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds ® IS 2010 Target Date Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	13.08%
Average Annual Total Returns, 5 Years [Percent]	5.70%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000050400 [Member] | American Funds® IS 2015 Target Date Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds ® IS 2015 Target Date Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.35%	[5]
Average Annual Total Returns, 1 Year [Percent]	13.40%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000050400 [Member] | American Funds® IS 2020 Target Date Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds ® IS 2020 Target Date Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	14.30%
Average Annual Total Returns, 5 Years [Percent]	6.23%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000050400 [Member] | American Funds® IS 2025 Target Date Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds ® IS 2025 Target Date Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	14.79%
Average Annual Total Returns, 5 Years [Percent]	6.35%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000050400 [Member] | American Funds® IS 2030 Target Date Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds ® IS 2030 Target Date Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	16.09%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000050400 [Member] | American Funds® IS 2035 Target Date Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds ® IS 2035 Target Date Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	17.73%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000050400 [Member] | American Funds® IS 2040 Target Date Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds ® IS 2040 Target Date Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	20.66%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000050400 [Member] | American Funds® IS 2045 Target Date Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds ® IS 2045 Target Date Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	21.55%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000050400 [Member] | American Funds® IS 2050 Target Date Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds ® IS 2050 Target Date Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	21.94%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000050400 [Member] | American Funds® IS 2055 Target Date Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds ® IS 2055 Target Date Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	22.28%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000050400 [Member] | American Funds® IS 2060 Target Date Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds ® IS 2060 Target Date Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	20.90%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000050400 [Member] | American Funds® IS 2065 Target Date Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds ® IS 2065 Target Date Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	20.61%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000050400 [Member] | American Funds® IS 2070 Target Date Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds ® IS 2070 Target Date Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	20.45%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000050400 [Member] | Vanguard® VIF Total Bond Market Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard ® VIF Total Bond Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	1.90%
C000050400 [Member] | Vanguard® VIF Total Stock Market Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard ® VIF Total Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	12.98%
Average Annual Total Returns, 10 Years [Percent]	14.10%
C000050400 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Beneficiaries will receive a benefit under the terms of the employer plan based on the participant’s account value under the contract
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• The MRP contract does not have a separate death benefit provision. • Any death benefits are provided in accordance with the employer plan.
Name of Benefit [Text Block]	Death Benefit
C000050400 [Member] | Pooled Separate Account Expenses [Member]
Item 3. Key Information [Line Items]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.37%	[9],[10]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.87%	[9],[10]
C000050400 [Member] | Portfolio Fees And Expenses [Member]
Item 3. Key Information [Line Items]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.13%	[9],[10]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.04%	[9],[10]
C000050400 [Member] | Recordkeeping Services [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Recordkeeping services
Purpose of Benefit [Text Block]	Includes plan-level or participant-level recordkeeping
Standard Benefit [Flag]	true
Standard Benefit Expense, Current [Dollars]	$ 15
Brief Restrictions / Limitations [Text Block]
•
IRS Pre-Approved
plan includes plan-level and participant-level recordkeeping, benefit payments, tax withholding and reporting.

•
Investment only plan includes recordkeeping services for plan assets in Pooled Trust.

Name of Benefit [Text Block]	Recordkeeping services
C000050400 [Member] | Participant Loans [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense, Footnotes [Text Block]	Any fees or interest charged are determined by employer plan
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Participant Loans
Purpose of Benefit [Text Block]	Loans may be available for participants
Optional Benefit [Flag]	true
Optional Benefit Expense, Footnotes [Text Block]	Any fees or interest charged are determined by employer plan
Brief Restrictions / Limitations [Text Block]	• Not all employer plans will offer loans. • Loans are subject to restrictions under federal tax rules and ERISA.
Name of Benefit [Text Block]	Participant Loans
C000050400 [Member] | Participant Recordkeeping Services [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 15	[11]
C000050400 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the contract” in this prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

C000050400 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee table” in this prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

C000050400 [Member] | Investment Options Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance Company Risk

No company other than Equitable Financial Life Insurance Company has any legal responsibility to pay amounts that we owe under the contract, including amounts allocated to the guaranteed interest option. The general obligations and any guaranteed interest option under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

C000050400 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. Equitable Financial Life Insurance Company is solely responsible to the contract owner and participants for the contract’s account value. The general obligations under the contract, including the fixed investment options, are supported by our general account and are subject to our claims paying ability. An owner and participant should look solely to our financial strength for our claims-paying ability. More information about Equitable Financial Life Insurance Company, including our financial strength ratings, may be obtained upon request by calling
1-800-789-7771.

For additional information about insurance company risks see “About the general account” in “More information” in this prospectus.

C000050400 [Member] | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Contract Changes Risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this prospectus.

C000050400 [Member] | Risks Associated With Investment Options [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g., the Pooled Separate Accounts and the Portfolios). Each investment option, including the fixed investment options, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Portfolios of the trusts” in “MRP Investment options” and Appendix: “Investment Options Available Under the Contract” in this prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Variable Investment Options and Pooled Separate Accounts

You take all the investment risk for amounts allocated to one or more of the investment options. If the investment options you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the investment options in which you invest. We do not guarantee the investment results of any investment option. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected investment option, each of which has its own unique risks. You should review the variable investment options and Pooled Separate Accounts before making an investment decision.

C000050400 [Member] | Limitations On Access To Account Value Through Withdrawals [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Limitations on Access to Account Value Through Withdrawals

Withdrawals are generally subject to federal and state income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
. Additionally, there could be a delay in withdrawals from the guaranteed interest option of up to 5 years.

C000050400 [Member] | Possible Adverse Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of plan. We cannot provide detailed information on all tax aspects of the contract. Moreover, the tax aspects
that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

C000050400 [Member] | Business disruption, cybersecurity, and artificial intelligence (AI) technologies risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

C000050400 [Member] | Possible Fees on Access to Account Value [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible Fees on Access to Account Value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences you may incur fees for accessing your account value such as a program expense charge.

C000050400 [Member] | Risk Associated with Taking a Loan [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk Associated with Taking a Loan

Loans will decrease your account value and death benefit, and loaned amounts will not participate in the investment experience of your investment options. There may be adverse tax consequences associated with taking a loan from your contract.

C000050400 [Member] | Separate Account No 66 Variable Investment Options [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,972
Surrender Expense, 3 Years, Maximum [Dollars]	11,980
Surrender Expense, 5 Years, Maximum [Dollars]	20,141
Surrender Expense, 10 Years, Maximum [Dollars]	41,235
Annuitized Expense, 1 Year, Maximum [Dollars]	3,972
Annuitized Expense, 3 Years, Maximum [Dollars]	11,980
Annuitized Expense, 5 Years, Maximum [Dollars]	20,141
Annuitized Expense, 10 Years, Maximum [Dollars]	41,235
No Surrender Expense, 1 Year, Maximum [Dollars]	3,972
No Surrender Expense, 3 Years, Maximum [Dollars]	11,980
No Surrender Expense, 5 Years, Maximum [Dollars]	20,141
No Surrender Expense, 10 Years, Maximum [Dollars]	41,235
C000050400 [Member] | Pooled Separate Accounts [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	1,296
Surrender Expense, 3 Years, Maximum [Dollars]	3,977
Surrender Expense, 5 Years, Maximum [Dollars]	6,859
Surrender Expense, 10 Years, Maximum [Dollars]	15,038
Annuitized Expense, 1 Year, Maximum [Dollars]	1,296
Annuitized Expense, 3 Years, Maximum [Dollars]	3,977
Annuitized Expense, 5 Years, Maximum [Dollars]	6,859
Annuitized Expense, 10 Years, Maximum [Dollars]	15,038
No Surrender Expense, 1 Year, Maximum [Dollars]	1,296
No Surrender Expense, 3 Years, Maximum [Dollars]	3,977
No Surrender Expense, 5 Years, Maximum [Dollars]	6,859
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 15,038
C000050399 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If you withdraw account value from the RIA, other than in the form of a benefit distribution payment, within 9 years following the date on which the employer plan began its participation in RIA, you will be assessed a contingent withdrawal charge (“CWC”) of up to 6% of the amount withdrawn. For example, if you make a withdrawal in the first year, you could pay a CWC of up to $6,000 on a $100,000 withdrawal.

For additional information about CWCs see “Contingent withdrawal charge” in “Charges and expenses” in this prospectus.

Are There Transaction Charges?
Yes.
In addition to CWCs, you may also be charged for other transactions (if you elect an annuity payout option).

For additional information about transaction charges see “Annuity administrative charge” in “Charges and expenses” in this prospectus.

Are There Ongoing Fees and Expenses?
Yes.
The following tables describe the fees and expenses that you may pay each year, depending on the investment options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year
based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract *	0.25%	1.25%
Pooled Separate Account expenses **, (1)	0.15%	0.87%
Portfolio Company fees and expenses **, (1)	0.54%	1.38%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (2)	1.00%	1.00%

* Expressed as an annual percentage of account value.
**  Expressed as an annual percentage of average daily net assets.
(1)  These fees will fluctuate from year to year. These expenses are based on the expenses incurred during the fiscal year ended December 31, 2025.
(2)  As a percentage of amount withdrawn as loan principal at the time the loan is made. Your employer plan may also charge interest on the loan amount at a rate they set.

Because the contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add contingent withdrawal charges that substantially increase costs.

Lowest Annual Cost $781	Highest Annual Cost $2,357
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of the Base Contract, Pooled Separate Account and Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers or withdrawals

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of the Base Contract, Pooled Separate Account, and Portfolio fees and expenses
•
No loans taken
•
No sales charges
•
No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee table” in this prospectus.

Charges for Early Withdrawals [Text Block]
Yes.
If you withdraw account value from the RIA, other than in the form of a benefit distribution payment, within 9 years following the date on which the employer plan began its participation in RIA, you will be assessed a contingent withdrawal charge (“CWC”) of up to 6% of the amount withdrawn. For example, if you make a withdrawal in the first year, you could pay a CWC of up to $6,000 on a $100,000 withdrawal.

For additional information about CWCs see “Contingent withdrawal charge” in “Charges and expenses” in this prospectus.

Surrender Charge Phaseout Period, Years | yr	9
Surrender Charge (of Amount Surrendered) Maximum [Percent]	6.00%
Surrender Charge Example Maximum [Dollars]	$ 6,000
Transaction Charges [Text Block]
Yes.
In addition to CWCs, you may also be charged for other transactions (if you elect an annuity payout option).

For additional information about transaction charges see “Annuity administrative charge” in “Charges and expenses” in this prospectus.

Ongoing Fees and Expenses [Table Text Block]

Are There Ongoing Fees and Expenses?
Yes.
The following tables describe the fees and expenses that you may pay each year, depending on the investment options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year
based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract *	0.25%	1.25%
Pooled Separate Account expenses **, (1)	0.15%	0.87%
Portfolio Company fees and expenses **, (1)	0.54%	1.38%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (2)	1.00%	1.00%

* Expressed as an annual percentage of account value.
**  Expressed as an annual percentage of average daily net assets.
(1)  These fees will fluctuate from year to year. These expenses are based on the expenses incurred during the fiscal year ended December 31, 2025.
(2)  As a percentage of amount withdrawn as loan principal at the time the loan is made. Your employer plan may also charge interest on the loan amount at a rate they set.

Because the contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add contingent withdrawal charges that substantially increase costs.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.25%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.25%	[1]
Optional Benefits Minimum [Percent]	1.00%	[12]
Optional Benefits Maximum [Percent]	1.00%	[12]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percentage of account value.
Optional Benefits Footnotes [Text Block]	As a percentage of amount withdrawn as loan principal at the time the loan is made. Your employer plan may also charge interest on the loan amount at a rate they set.
Investment Options Footnotes [Text Block]
**  Expressed as an annual percentage of average daily net assets.
(1)  These fees will fluctuate from year to year. These expenses are based on the expenses incurred during the fiscal year ended December 31, 2025.

Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost $781	Highest Annual Cost $2,357
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of the Base Contract, Pooled Separate Account and Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers or withdrawals

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of the Base Contract, Pooled Separate Account, and Portfolio fees and expenses
•
No loans taken
•
No sales charges
•
No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee table” in this prospectus.

Lowest Annual Cost [Dollars]	$ 781
Highest Annual Cost [Dollars]	$ 2,357
Risks [Table Text Block]

RISKS
Is There a Risk of Loss from Poor Performance?
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the contract” in this prospectus.

Is this a Short-Term Investment?
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee table” in this prospectus.

What Are the Risks Associated with the Investment Options?
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract, (e.g., the Pooled Separate Accounts and the Portfolios). Each investment option, including the fixed investment options, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Investment options” and “Portfolios of the Trust” in “RIA Investment Options” and Appendix: “Investment Options Available Under the Contract” in this prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to the Company. Equitable Financial Life Insurance Company is solely responsible to the contract owner and participants for the contract’s account value. The general obligations under the contract, including the fixed investment options, are supported by our general account and are subject to our claims paying ability. An owner and participant should look solely to our financial strength for our claims-paying ability. More information about Equitable Financial Life Insurance Company, including our financial strength ratings, may be obtained upon request by calling
1-800-789-7771.

For additional information about insurance company risks see “About the general account” in “More information” in this prospectus.

Investment Restrictions [Text Block]
Yes.
The availability of investment options will vary by employer, and you should refer to your plan documents for a list of the investment options available to you. You may transfer accumulated amounts among the investment options under your contract at any time and in any amount, subject to certain transfer limitations described in this prospectus. We reserve the right to remove or substitute Portfolios and Pooled Separate Accounts as investment options.

For additional information about restrictions on the investment options see “Investment options” in “RIA Investment Options” and “Transferring your money among investment options” in this prospectus.

Transfers from the guaranteed interest option may be subject to limitations. From time to time, we may remove certain restrictions that apply to transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose those transfer restrictions.

Contributions and transfers into and out of the guaranteed interest option are limited.

For additional information about the guaranteed interest option see “Guaranteed interest option” in “RIA Investment Options” in this prospectus.

Key Information, Benefit Restrictions [Text Block]
Yes.
Participant Loans. Not all employer plans will offer loans. Loans are subject to restrictions under federal tax rules and ERISA. Loans generally must be taken from the guaranteed interest option. The minimum loan amount is $1000 and the maximum loan amount is 90% of the balances attributable to the plan participant. We charge a 1% fee at the time a loan is made, and the employer plan may charge interest on the loan, at a rate they set. If a participant fails to repay a loan when due the amount of the unpaid balance may be treated as a withdrawal and as such, be subject to taxes, additional penalty taxes, and a CWC of up to 6% of the unpaid balance if this occurs within 9 years of the date on which the employer began it’s participation in the RIA. See “Participant Loans” in “Benefits Available Under the Contract” in this prospectus.

Optional Participant Recordkeeping Services. This service must be selected by the employer. If it is selected by the employer than the participants must be enrolled and pay the annual fee. Employers who did not elect the option may no longer do so.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in this prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in this prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about the charges you might incur in connection with an exchange see “Contingent withdrawal charge” in “Charges and expenses” in this prospectus.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee table

The following tables describe the fees and expenses that you will pay when owning, or making withdrawals from an investment option or from the RIA contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you purchase the contract, surrender or make withdrawals from an investment option or the contract, or transfer account value between investment options. State premium taxes may also apply.

Transaction Expenses

Sales Load Imposed on Purchases	None
Withdrawal Charge (CWC) (as a percentage of amount withdrawn) (1)	6.00%
Administrative fee if you purchase an annuity payout option	$175
Transfer Fee	None

(1)
If you withdraw money from the contract within 9 years following the date on which the employer plan began its participation in RIA, we may impose a contingent withdrawal charge (“CWC”) of up to 6% of the amount withdrawn, declining to 0% over 10 years. The amount of any CWC is determined in accordance with the rate schedule set forth below. We treat outstanding participant loan balances that are not paid back per the terms of the loan as withdrawals. As such, the CWC will be applied as if the amount had been withdrawn on the day the principal payment was due.

Withdrawal in Participation Years	Contingent Withdrawal Charge
1 or 2	6% of amount withdrawn
3 or 4	5%
5 or 6	4%
7 or 8	3%
9	2%
10 and later	0%

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including underlying Trust portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Base contract expenses (expressed as an annual percentage of account value) (1)	1.25%

Pooled Separate Account expenses expressed as an annual percentage of separate account assets: (2)
	Investment Management and Accounting Fee	Direct Operating and Other Expenses	Total

AllianceBernstein Common Stock	0.08%	0.07%	0.15%

AllianceBernstein Mid Cap Growth	0.50%	0.03%	0.53%

AllianceBernstein Balanced	0.50%	0.37%	0.87%

Optional Benefits Expenses
Optional Participant Recordkeeping Services (per plan participant) (3)	$25
Loan fee (as a percentage of amount withdrawn as loan principal at the time the loan is made) (4)	1.00%
(1)	The base contract fee, which is also called the annual ongoing operations fee, is deducted monthly and applied on a decremental scale, declining to 0.25% on the account value over $2,500,000.
(2)	These fees will fluctuate from year to year. These expenses are based on the expenses incurred by a Pooled Separate Account during the fiscal year ended December 31, 2025.
(3)	We deduct this fee on a monthly basis at the rate of $2.08 per participant.
(4)	The plan may charge interest on plan loans at a rate determined by the plan administrator.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. These amounts also include the Platform Charge if you choose to invest in certain Portfolios. Expenses shown may change over time and may be higher or lower in the future. A complete list of portfolios available under the contract, including their annual expenses, may be found at the back of this document. See Appendix: “Investment Options Available Under the Contract.”

Annual Portfolio Expenses
	Minimum	Maximum
Expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses (1)	0.54%	1.38%

(1)
Annual portfolio expenses may be based, in part, on estimated amounts of such expenses. Annual portfolio expenses will fluctuate from year to year and are based on the expenses incurred by the Portfolios during the fiscal year ended December 31, 2025. The maximum annual portfolio expenses include a daily charge equal to an annual rate of 0.05% that we charge for amounts invested in the EQ/Core Plus Bond, EQ/Intermediate Government Bond, EQ/International Equity Index, EQ/Quality Bond PLUS, EQ/AB Small Cap Growth, EQ/Equity 500 Index, and EQ/Money Market Portfolios.

Examples

These examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio and Pooled Separate Account fees and expenses. These examples assume that no loans are taken. The first set of examples assumes you invest all of your account value in the most expensive underlying Portfolio. The second set of examples assumes you invest all of your account value in the most expensive Pooled Separate Account, the Alliance Bernstein Balanced Pooled Separate Account.

Separate Account No. 66 Variable Investment Options.
 The examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These example assume that you invest $100,000 in the variable investment options for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expenses and the participant recordkeeping services available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
If you surrender your contract at the end of the applicable time period	$8,919	$13,884	$19,021	$30,786
If you annuitize at the end of the applicable time period	$2,962	$8,719	$14,733	$30,961
If you do not surrender your contract	$2,787	$8,544	$14,558	$30,786

Pooled separate accounts.
 These example assume that you invest $100,000 in the pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual pooled separate account expenses and the participant recordkeeping services available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
If you surrender your contract at the end of the applicable time period	$8,416	$12,362	$16,465	$25,478
If you annuitize at the end of the applicable time period	$2,426	$7,113	$12,059	$25,653
If you do not surrender your contract	$2,251	$6,938	$11,884	$25,478

Portfolio Turnover

Each of the Pooled Separate Accounts pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual contract expenses or in the example, affect the Pooled Separate Account’s performance. During the most recent fiscal year, each Pooled Separate Account’s portfolio turnover rate as a percentage of the average value of its portfolio was:

AllianceBernstein Balanced — Separate Account No. 10	151.63%

AllianceBernstein Common Stock — Separate Account No. 4	15.56%

AllianceBernstein Mid Cap Growth — Separate Account No. 3	113.38%

Transaction Expenses [Table Text Block]
The following tables describe the fees and expenses that you will pay when owning, or making withdrawals from an investment option or from the RIA contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you purchase the contract, surrender or make withdrawals from an investment option or the contract, or transfer account value between investment options. State premium taxes may also apply.

Transaction Expenses

Sales Load Imposed on Purchases	None
Withdrawal Charge (CWC) (as a percentage of amount withdrawn) (1)	6.00%
Administrative fee if you purchase an annuity payout option	$175
Transfer Fee	None

(1)
If you withdraw money from the contract within 9 years following the date on which the employer plan began its participation in RIA, we may impose a contingent withdrawal charge (“CWC”) of up to 6% of the amount withdrawn, declining to 0% over 10 years. The amount of any CWC is determined in accordance with the rate schedule set forth below. We treat outstanding participant loan balances that are not paid back per the terms of the loan as withdrawals. As such, the CWC will be applied as if the amount had been withdrawn on the day the principal payment was due.

Withdrawal in Participation Years	Contingent Withdrawal Charge
1 or 2	6% of amount withdrawn
3 or 4	5%
5 or 6	4%
7 or 8	3%
9	2%
10 and later	0%

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	6.00%
Deferred Sales Load, Footnotes [Text Block]
(1)
If you withdraw money from the contract within 9 years following the date on which the employer plan began its participation in RIA, we may impose a contingent withdrawal charge (“CWC”) of up to 6% of the amount withdrawn, declining to 0% over 10 years. The amount of any CWC is determined in accordance with the rate schedule set forth below. We treat outstanding participant loan balances that are not paid back per the terms of the loan as withdrawals. As such, the CWC will be applied as if the amount had been withdrawn on the day the principal payment was due.

Withdrawal in Participation Years	Contingent Withdrawal Charge
1 or 2	6% of amount withdrawn
3 or 4	5%
5 or 6	4%
7 or 8	3%
9	2%
10 and later	0%

Other Transaction Fee, Current [Percent]	0.00%
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including underlying Trust portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Base contract expenses (expressed as an annual percentage of account value) (1)	1.25%

Pooled Separate Account expenses expressed as an annual percentage of separate account assets: (2)
	Investment Management and Accounting Fee	Direct Operating and Other Expenses	Total

AllianceBernstein Common Stock	0.08%	0.07%	0.15%

AllianceBernstein Mid Cap Growth	0.50%	0.03%	0.53%

AllianceBernstein Balanced	0.50%	0.37%	0.87%

Optional Benefits Expenses
Optional Participant Recordkeeping Services (per plan participant) (3)	$25
Loan fee (as a percentage of amount withdrawn as loan principal at the time the loan is made) (4)	1.00%
(1)	The base contract fee, which is also called the annual ongoing operations fee, is deducted monthly and applied on a decremental scale, declining to 0.25% on the account value over $2,500,000.
(2)	These fees will fluctuate from year to year. These expenses are based on the expenses incurred by a Pooled Separate Account during the fiscal year ended December 31, 2025.
(3)	We deduct this fee on a monthly basis at the rate of $2.08 per participant.
(4)	The plan may charge interest on plan loans at a rate determined by the plan administrator.

Administrative Expense, Current [Dollars]	$ 175
Base Contract Expense (of Average Account Value), Current [Percent]	1.25%	[13]
Optional Benefit Expense, Footnotes [Text Block]	The base contract fee, which is also called the annual ongoing operations fee, is deducted monthly and applied on a decremental scale, declining to 0.25% on the account value over $2,500,000.
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. These amounts also include the Platform Charge if you choose to invest in certain Portfolios. Expenses shown may change over time and may be higher or lower in the future. A complete list of portfolios available under the contract, including their annual expenses, may be found at the back of this document. See Appendix: “Investment Options Available Under the Contract.”

Annual Portfolio Expenses
	Minimum	Maximum
Expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses (1)	0.54%	1.38%

(1)
Annual portfolio expenses may be based, in part, on estimated amounts of such expenses. Annual portfolio expenses will fluctuate from year to year and are based on the expenses incurred by the Portfolios during the fiscal year ended December 31, 2025. The maximum annual portfolio expenses include a daily charge equal to an annual rate of 0.05% that we charge for amounts invested in the EQ/Core Plus Bond, EQ/Intermediate Government Bond, EQ/International Equity Index, EQ/Quality Bond PLUS, EQ/AB Small Cap Growth, EQ/Equity 500 Index, and EQ/Money Market Portfolios.

Portfolio Company Expenses [Text Block]	Expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses
Portfolio Company Expenses Minimum [Percent]	0.54%	[14]
Portfolio Company Expenses Maximum [Percent]	1.38%	[14]
Portfolio Company Expenses, Footnotes [Text Block]	Annual portfolio expenses may be based, in part, on estimated amounts of such expenses. Annual portfolio expenses will fluctuate from year to year and are based on the expenses incurred by the Portfolios during the fiscal year ended December 31, 2025. The maximum annual portfolio expenses include a daily charge equal to an annual rate of 0.05% that we charge for amounts invested in the EQ/Core Plus Bond, EQ/Intermediate Government Bond, EQ/International Equity Index, EQ/Quality Bond PLUS, EQ/AB Small Cap Growth, EQ/Equity 500 Index, and EQ/Money Market Portfolios.
Surrender Example [Table Text Block]
Examples

These examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio and Pooled Separate Account fees and expenses. These examples assume that no loans are taken. The first set of examples assumes you invest all of your account value in the most expensive underlying Portfolio. The second set of examples assumes you invest all of your account value in the most expensive Pooled Separate Account, the Alliance Bernstein Balanced Pooled Separate Account.

Separate Account No. 66 Variable Investment Options.
 The examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These example assume that you invest $100,000 in the variable investment options for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expenses and the participant recordkeeping services available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
If you surrender your contract at the end of the applicable time period	$8,919	$13,884	$19,021	$30,786
If you annuitize at the end of the applicable time period	$2,962	$8,719	$14,733	$30,961
If you do not surrender your contract	$2,787	$8,544	$14,558	$30,786

Pooled separate accounts.
 These example assume that you invest $100,000 in the pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual pooled separate account expenses and the participant recordkeeping services available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
If you surrender your contract at the end of the applicable time period	$8,416	$12,362	$16,465	$25,478
If you annuitize at the end of the applicable time period	$2,426	$7,113	$12,059	$25,653
If you do not surrender your contract	$2,251	$6,938	$11,884	$25,478

Annuitize Example [Table Text Block]
Examples

These examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio and Pooled Separate Account fees and expenses. These examples assume that no loans are taken. The first set of examples assumes you invest all of your account value in the most expensive underlying Portfolio. The second set of examples assumes you invest all of your account value in the most expensive Pooled Separate Account, the Alliance Bernstein Balanced Pooled Separate Account.

Separate Account No. 66 Variable Investment Options.
 The examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These example assume that you invest $100,000 in the variable investment options for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expenses and the participant recordkeeping services available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
If you surrender your contract at the end of the applicable time period	$8,919	$13,884	$19,021	$30,786
If you annuitize at the end of the applicable time period	$2,962	$8,719	$14,733	$30,961
If you do not surrender your contract	$2,787	$8,544	$14,558	$30,786

Pooled separate accounts.
 These example assume that you invest $100,000 in the pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual pooled separate account expenses and the participant recordkeeping services available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
If you surrender your contract at the end of the applicable time period	$8,416	$12,362	$16,465	$25,478
If you annuitize at the end of the applicable time period	$2,426	$7,113	$12,059	$25,653
If you do not surrender your contract	$2,251	$6,938	$11,884	$25,478

No Surrender Example [Table Text Block]
Examples

These examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio and Pooled Separate Account fees and expenses. These examples assume that no loans are taken. The first set of examples assumes you invest all of your account value in the most expensive underlying Portfolio. The second set of examples assumes you invest all of your account value in the most expensive Pooled Separate Account, the Alliance Bernstein Balanced Pooled Separate Account.

Separate Account No. 66 Variable Investment Options.
 The examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These example assume that you invest $100,000 in the variable investment options for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expenses and the participant recordkeeping services available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
If you surrender your contract at the end of the applicable time period	$8,919	$13,884	$19,021	$30,786
If you annuitize at the end of the applicable time period	$2,962	$8,719	$14,733	$30,961
If you do not surrender your contract	$2,787	$8,544	$14,558	$30,786

Pooled separate accounts.
 These example assume that you invest $100,000 in the pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual pooled separate account expenses and the participant recordkeeping services available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
If you surrender your contract at the end of the applicable time period	$8,416	$12,362	$16,465	$25,478
If you annuitize at the end of the applicable time period	$2,426	$7,113	$12,059	$25,653
If you do not surrender your contract	$2,251	$6,938	$11,884	$25,478

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
3.
Principal Risks of Investing in the Contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this prospectus.

Risks Associated with Variable Investment Options
and Pooled Separate Accounts

You take all the investment risk for amounts allocated to one or more of the investment options. If the investment options you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the investment options in which you invest. We do not guarantee the investment results of any investment option. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected investment option, each of which has its own unique risks. You should review the variable investment options and Pooled Separate Accounts before making an investment decision.

Insurance Company Risk

No company other than Equitable Financial Life Insurance Company has any legal responsibility to pay amounts that we owe under the contract, including amounts allocated to the guaranteed interest option. The general obligations and any guaranteed interest option under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible Fees on Access to Account Value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences you may incur fees for accessing your account value such as a withdrawal charge and/or a charge for any optional benefits, if applicable.

Limitations on Access to Account Value Through Withdrawals

We may impose a contingent withdrawal charge (“CWC”) against withdrawals made from any of the Pooled Separate Accounts, Variable Investment options or the guaranteed interest option at any time up to and including the ninth anniversary of the date on which the employer plan began its participation in RIA. Withdrawals are generally subject to federal and state income tax, and may be subject to tax penalties if taken before age 59 1/2. Additionally, there could be a delay in withdrawals from the guaranteed interest option of up to 5 years.
Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of plan. We cannot provide detailed information on all tax aspects of the contract. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Associated with Taking a Loan

Loans will decrease your account value and death benefit, and loaned amounts will not participate in the investment experience of your investment options. There may be adverse tax consequences associated with taking a loan from your contract.

Contract Changes Risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this prospectus.

Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
2.
Benefits Available Under the Contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/ Limitations
Death Benefit	Beneficiaries will receive a benefit under the terms of the employer plan based on the participant’s account value under the contract.	Standard	No additional charge	• RIA does not have a separate death benefit provision. • Any death benefits are provided in accordance with the employer plan.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/Limitations
Participant Recordkeeping Services	Includes participant-level recordkeeping and making benefit payments.	Optional	$25 per plan participant
•
The contract must include the guaranteed interest option in the investment options if the employer selects participant recordkeeping services.
•
Although this option applies to contracts if the employer previously elected the option, employers that did not previously elect the option may no longer do so.
•
If an employer has chosen this service, all participants must be enrolled and pay the annual fee.

Participant Loans	Loans may be available to participants	Optional	1% of loan amount plus interest that may be charged by your employer plan
•
Not all employer plans will offer loans.
•
Loans are subject to restrictions under federal tax rules and ERISA.
•
The minimum loan amount is $1000 and the maximum loan amount is 90% of the balances attributable to the plan participant subject to federal tax rules.
•
If a participant fails to repay a loan when due the amount of the unpaid balance may be treated as a withdrawal and as such, be subject to taxes, additional penalty taxes, and a CWC if applicable.

Participant Recordkeeping Services

Services provided.
If your employer elected the participant recordkeeping services program (“PRS”), we:

•	establish an individual participant account for each participant covered by your employer’s plan based on data your employer provides;

•	receive and deposit contributions on behalf of participants to individual participant accounts;

•	maintain records reflecting, for each participant, contributions, transfers, loan transactions, withdrawals and investment experience and interest accrued, as applicable, on an individual participant’s proportionate values in the plan;

•	provide to your employer individual participant’s reports reflecting the activity in the individual participant’s proportionate interest in the plan; and

•	process transfers and distributions of the participant’s portion of his or her share of the employer plan assets among the investment options as your employer instructs.

Your employer is responsible for providing the Company with required information and for complying with our procedures relating to the PRS program. We will not be liable for errors in recordkeeping if the information your employer provides is not provided on a timely basis or is incorrect. The plan administrator retains full responsibility for the income tax withholding and reporting requirements including required notices to the plan participants, as set forth in the federal income tax rules and applicable Treasury Regulations.

The Company does not keep records or provide individual reports for individual participants for plans that do not elect PRS.

Investment options.
Your employer must include the guaranteed interest option in the investment options.

Fees.
We charge an annual fee of $25 per active participant paid in twelve equal monthly installments of $2.08. We deduct the fee from the amounts attributable to each individual participant at the end of each month by means of a reduction of units or a cash withdrawal from the guaranteed interest option. We retain the right to change the fee upon 30 days’ notice to the employer. See “Charges and expenses” in this prospectus.

Enrollment.
Enrollment of your plan in PRS is no longer available.

Participant Loans

Loans to plan trustees on behalf of participants are permitted in our RIA program. It is the plan administrator’s responsibility to administer the loan program.

The following are important features of the RIA loan provision:

•	We will only permit loans from the guaranteed interest option. If the amount requested to be borrowed plus the loan fee and loan reserve we discuss below is more than the amount available in the guaranteed interest option for the loan transaction, the employer can move the additional amounts necessary from one or more Pooled Separate Accounts or the variable investment options to the guaranteed interest option.

•	The plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan.

•	Repayment of loan principal and interest can be made only to the guaranteed interest option. The employer must identify the portion of the repayment amount which is principal and which is interest.

•	Upon repayment of a loan amount, any repayment of loan principal and loan reserve (see below) taken from one or more Pooled Separate Accounts or the variable investment options for loan purposes may be moved back to a Pooled Separate Account or the variable investment option.

•	We charge a loan fee in an amount equal to 1% of the loan principal amount on the date a loan is made. The contingent withdrawal charge will be applied to any unpaid principal, as if the amount had been withdrawn on the day the principal payment was due, and taxes and additional penalty taxes may also apply. See “Charges and expenses” in this prospectus.

•	The minimum amount of a loan for a participant is $1,000, and the maximum amount is 90% of the balances in all the investment options for a participant, subject to the maximum loan amount permitted by the employer’s plan and the Code.

•	On the date a loan is made, we create a loan reserve account in the guaranteed interest option in an amount equal to 10% of the loan amount. The 10% loan reserve is intended to cover (1) the ongoing operations fee applicable to amounts borrowed, (2) the possibility of our having to deduct applicable contingent withdrawal charges (see “Charges and expenses” in this prospectus) and (3) the deduction of any other withholdings, if required. The loan amount will not earn any interest under the contracts while the loan is outstanding but the plan administrator may charge interest on the loan amount at a rate they set. The amount of the loan reserve will continue to earn interest at the guaranteed interest option rate applicable for the employer plan.

•	Amounts borrowed from your contract do not participate in separate account investment experience and therefore, loans can affect the account value whether or not you repay the loan. The account value when you surrender, die, or terminate your contract will be reduced by the amount of any outstanding loan plus accrued interest.

•	The ongoing operations fee will apply to the sum of the investment option balances (including the loan reserve) plus any unpaid loan principal. If the employer plan is terminated or any amount is withdrawn, or if any withdrawal from RIA results in the reduction of the 10% loan reserve amount in the guaranteed interest option, during the time a loan is outstanding, the contingent withdrawal charge will be applied to any principal loan balances outstanding as well as to any employer plan balances (including the loan reserve) in the investment options. See “Charges and expenses” in this prospectus.

Benefits Available [Table Text Block]

The following tables summarize important information about the benefits available under the contract.

Death Benefits

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/ Limitations
Death Benefit	Beneficiaries will receive a benefit under the terms of the employer plan based on the participant’s account value under the contract.	Standard	No additional charge	• RIA does not have a separate death benefit provision. • Any death benefits are provided in accordance with the employer plan.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/Limitations
Participant Recordkeeping Services	Includes participant-level recordkeeping and making benefit payments.	Optional	$25 per plan participant
•
The contract must include the guaranteed interest option in the investment options if the employer selects participant recordkeeping services.
•
Although this option applies to contracts if the employer previously elected the option, employers that did not previously elect the option may no longer do so.
•
If an employer has chosen this service, all participants must be enrolled and pay the annual fee.

Participant Loans	Loans may be available to participants	Optional	1% of loan amount plus interest that may be charged by your employer plan
•
Not all employer plans will offer loans.
•
Loans are subject to restrictions under federal tax rules and ERISA.
•
The minimum loan amount is $1000 and the maximum loan amount is 90% of the balances attributable to the plan participant subject to federal tax rules.
•
If a participant fails to repay a loan when due the amount of the unpaid balance may be treated as a withdrawal and as such, be subject to taxes, additional penalty taxes, and a CWC if applicable.

Optional Benefit Expense, Footnotes [Text Block]	The base contract fee, which is also called the annual ongoing operations fee, is deducted monthly and applied on a decremental scale, declining to 0.25% on the account value over $2,500,000.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix: Investment Options Available Under the Contract

Variable investment options

The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146682. You can also request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.
The availability of Portfolios will vary by employer,
and you should refer to your plan documents for a list of available Portfolios.

The current expenses and performance information below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. The table does show the contract’s Platform Charge, but the Platform Charge is not reflected in the current expenses or average annual total returns of the portfolios. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	1290 VT Small Cap Value — Equitable Investment Management Group, LLC (“EIMG”); BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.23%	^	6.11%	13.44%	11.19%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%		17.23%	13.04%	13.83%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.95%	^	19.83%	13.80%	15.00%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	7.69%	10.47%	13.63%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	8.53%	-0.74%	2.16%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.53%	^	17.24%	13.79%	14.16%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.08%	^	19.14%	8.33%	9.47%
Fixed Income	EQ/Intermediate Government Bond(1) — EIMG; SSGA Funds Management, Inc.	0.62%	^	5.51%	0.30%	1.14%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		26.12%	7.52%	7.48%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	31.53%	9.91%	8.07%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.04%		26.66%	7.75%	6.77%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	14.76%	9.43%	14.08%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.95%		15.40%	12.77%	12.08%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.88%		10.88%	12.03%	12.83%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%		11.06%	11.64%	15.01%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.86%		10.62%	9.69%	9.56%
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%	^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.83%		6.29%	-0.17%	1.31%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.91%		11.01%	8.65%	8.47%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%	^	25.87%	12.46%	19.41%

^	This Portfolio’s annual expenses reflect temporary fee reductions.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser
to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146682. You can also request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.
The availability of Portfolios will vary by employer,
	and you should refer to your plan documents for a list of available Portfolios.
Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. The table does show the contract’s Platform Charge, but the Platform Charge is not reflected in the current expenses or average annual total returns of the portfolios. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	1290 VT Small Cap Value — Equitable Investment Management Group, LLC (“EIMG”); BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.23%	^	6.11%	13.44%	11.19%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%		17.23%	13.04%	13.83%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.95%	^	19.83%	13.80%	15.00%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	7.69%	10.47%	13.63%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	8.53%	-0.74%	2.16%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.53%	^	17.24%	13.79%	14.16%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.08%	^	19.14%	8.33%	9.47%
Fixed Income	EQ/Intermediate Government Bond(1) — EIMG; SSGA Funds Management, Inc.	0.62%	^	5.51%	0.30%	1.14%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		26.12%	7.52%	7.48%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	31.53%	9.91%	8.07%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.04%		26.66%	7.75%	6.77%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	14.76%	9.43%	14.08%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.95%		15.40%	12.77%	12.08%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.88%		10.88%	12.03%	12.83%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%		11.06%	11.64%	15.01%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.86%		10.62%	9.69%	9.56%
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%	^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.83%		6.29%	-0.17%	1.31%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.91%		11.01%	8.65%	8.47%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%	^	25.87%	12.46%	19.41%

^	This Portfolio’s annual expenses reflect temporary fee reductions.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser
to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

C000050399 [Member] | EQ/Value Equity [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Value Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Aristotle Capital Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	11.01%
Average Annual Total Returns, 5 Years [Percent]	8.65%
Average Annual Total Returns, 10 Years [Percent]	8.47%
C000050399 [Member] | 1290 VT Socially Responsible [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Socially Responsible
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	17.23%
Average Annual Total Returns, 5 Years [Percent]	13.04%
Average Annual Total Returns, 10 Years [Percent]	13.83%
C000050399 [Member] | EQ/AB Small Cap Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	9.21%
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	10.10%
C000050399 [Member] | EQ/Capital Group Research [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Capital Group Research
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Capital International, Inc.
Current Expenses [Percent]	0.95%	[5]
Average Annual Total Returns, 1 Year [Percent]	19.83%
Average Annual Total Returns, 5 Years [Percent]	13.80%
Average Annual Total Returns, 10 Years [Percent]	15.00%
C000050399 [Member] | EQ/ClearBridge Large Cap Growth ESG [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Large Cap Growth ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.00%	[5]
Average Annual Total Returns, 1 Year [Percent]	7.69%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	13.63%
C000050399 [Member] | EQ/Core Plus Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Plus Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.93%	[5]
Average Annual Total Returns, 1 Year [Percent]	8.53%
Average Annual Total Returns, 5 Years [Percent]	(0.74%)
Average Annual Total Returns, 10 Years [Percent]	2.16%
C000050399 [Member] | EQ/Equity 500 Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.53%	[5]
Average Annual Total Returns, 1 Year [Percent]	17.24%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Average Annual Total Returns, 10 Years [Percent]	14.16%
C000050399 [Member] | EQ/Global Equity Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Global Equity Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.08%	[5]
Average Annual Total Returns, 1 Year [Percent]	19.14%
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	9.47%
C000050399 [Member] | EQ/Intermediate Government Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[5]
Average Annual Total Returns, 1 Year [Percent]	5.51%
Average Annual Total Returns, 5 Years [Percent]	0.30%
Average Annual Total Returns, 10 Years [Percent]	1.14%
C000050399 [Member] | EQ/International Core Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	26.12%
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	7.48%
C000050399 [Member] | EQ/International Equity Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Equity Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.72%	[5]
Average Annual Total Returns, 1 Year [Percent]	31.53%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Average Annual Total Returns, 10 Years [Percent]	8.07%
C000050399 [Member] | EQ/JPMorgan Growth Stock [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Growth Stock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%	[5]
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	14.08%
C000050399 [Member] | EQ/Large Cap Growth Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	17.74%
Average Annual Total Returns, 5 Years [Percent]	14.51%
Average Annual Total Returns, 10 Years [Percent]	17.26%
C000050399 [Member] | EQ/Large Cap Growth Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	11.06%
Average Annual Total Returns, 5 Years [Percent]	11.64%
Average Annual Total Returns, 10 Years [Percent]	15.01%
C000050399 [Member] | EQ/Large Cap Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.62%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	9.56%
C000050399 [Member] | EQ/Mid Cap Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%	[5]
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	9.99%
C000050399 [Member] | EQ/Mid Cap Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	4.98%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	8.20%
C000050399 [Member] | EQ/Money Market [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[8]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	3.66%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	1.73%
C000050399 [Member] | Multimanager Technology [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses [Percent]	1.23%	[5]
Average Annual Total Returns, 1 Year [Percent]	25.87%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	19.41%
C000050399 [Member] | 1290 VT Small Cap Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Small Cap Value
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC
Current Expenses [Percent]	1.23%	[5]
Average Annual Total Returns, 1 Year [Percent]	6.11%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	11.19%
C000050399 [Member] | EQ/International Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Value Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Harris Associates LP
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	26.66%
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]	6.77%
C000050399 [Member] | EQ/JPMorgan Value Opportunities [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Value Opportunities
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	15.40%
Average Annual Total Returns, 5 Years [Percent]	12.77%
Average Annual Total Returns, 10 Years [Percent]	12.08%
C000050399 [Member] | EQ/Large Cap Core Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Core Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.88%
Average Annual Total Returns, 5 Years [Percent]	12.03%
Average Annual Total Returns, 10 Years [Percent]	12.83%
C000050399 [Member] | EQ/Quality Bond PLUS [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Quality Bond PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., Pacific Investment Management Company LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	6.29%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	1.31%
C000050399 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Beneficiaries will receive a benefit under the terms of the employer plan based on the participant’s account value under the contract.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• RIA does not have a separate death benefit provision. • Any death benefits are provided in accordance with the employer plan.
Name of Benefit [Text Block]	Death Benefit
C000050399 [Member] | Pooled Separate Account Expenses [Member]
Item 3. Key Information [Line Items]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.15%	[9],[10]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.87%	[9],[10]
C000050399 [Member] | Portfolio Fees And Expenses [Member]
Item 3. Key Information [Line Items]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.54%	[9],[10]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.38%	[9],[10]
C000050399 [Member] | Participant Loans [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Participant Loans
Purpose of Benefit [Text Block]	Loans may be available to participants
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Brief Restrictions / Limitations [Text Block]
•
Not all employer plans will offer loans.
•
Loans are subject to restrictions under federal tax rules and ERISA.
•
The minimum loan amount is $1000 and the maximum loan amount is 90% of the balances attributable to the plan participant subject to federal tax rules.
•
If a participant fails to repay a loan when due the amount of the unpaid balance may be treated as a withdrawal and as such, be subject to taxes, additional penalty taxes, and a CWC if applicable.

Name of Benefit [Text Block]	Participant Loans
C000050399 [Member] | Participant Recordkeeping Services [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense, Current [Dollars]	$ 25	[15]
Optional Benefit Expense, Footnotes [Text Block]	We deduct this fee on a monthly basis at the rate of $2.08 per participant.
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Participant Recordkeeping Services
Purpose of Benefit [Text Block]	Includes participant-level recordkeeping and making benefit payments.
Optional Benefit [Flag]	true
Optional Benefit Expense, Current [Dollars]	$ 25	[15]
Optional Benefit Expense, Footnotes [Text Block]	We deduct this fee on a monthly basis at the rate of $2.08 per participant.
Brief Restrictions / Limitations [Text Block]
•
The contract must include the guaranteed interest option in the investment options if the employer selects participant recordkeeping services.
•
Although this option applies to contracts if the employer previously elected the option, employers that did not previously elect the option may no longer do so.
•
If an employer has chosen this service, all participants must be enrolled and pay the annual fee.

Name of Benefit [Text Block]	Participant Recordkeeping Services
C000050399 [Member] | Loan Fee [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.00%	[16]
Optional Benefit Expense, Footnotes [Text Block]	The plan may charge interest on plan loans at a rate determined by the plan administrator.
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.00%	[16]
Optional Benefit Expense, Footnotes [Text Block]	The plan may charge interest on plan loans at a rate determined by the plan administrator.
C000050399 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the contract” in this prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

C000050399 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee table” in this prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

C000050399 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract, (e.g., the Pooled Separate Accounts and the Portfolios). Each investment option, including the fixed investment options, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Investment options” and “Portfolios of the Trust” in “RIA Investment Options” and Appendix: “Investment Options Available Under the Contract” in this prospectus.

C000050399 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. Equitable Financial Life Insurance Company is solely responsible to the contract owner and participants for the contract’s account value. The general obligations under the contract, including the fixed investment options, are supported by our general account and are subject to our claims paying ability. An owner and participant should look solely to our financial strength for our claims-paying ability. More information about Equitable Financial Life Insurance Company, including our financial strength ratings, may be obtained upon request by calling
1-800-789-7771.

For additional information about insurance company risks see “About the general account” in “More information” in this prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance Company Risk

No company other than Equitable Financial Life Insurance Company has any legal responsibility to pay amounts that we owe under the contract, including amounts allocated to the guaranteed interest option. The general obligations and any guaranteed interest option under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

C000050399 [Member] | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Contract Changes Risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this prospectus.

C000050399 [Member] | Limitations On Access To Account Value Through Withdrawals [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Limitations on Access to Account Value Through Withdrawals

We may impose a contingent withdrawal charge (“CWC”) against withdrawals made from any of the Pooled Separate Accounts, Variable Investment options or the guaranteed interest option at any time up to and including the ninth anniversary of the date on which the employer plan began its participation in RIA. Withdrawals are generally subject to federal and state income tax, and may be subject to tax penalties if taken before age 59 1/2. Additionally, there could be a delay in withdrawals from the guaranteed interest option of up to 5 years.

C000050399 [Member] | Possible Adverse Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of plan. We cannot provide detailed information on all tax aspects of the contract. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

C000050399 [Member] | Business disruption, cybersecurity, and artificial intelligence (AI) technologies risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

C000050399 [Member] | Possible Fees on Access to Account Value [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible Fees on Access to Account Value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences you may incur fees for accessing your account value such as a withdrawal charge and/or a charge for any optional benefits, if applicable.

C000050399 [Member] | Risk Associated with Taking a Loan [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk Associated with Taking a Loan

Loans will decrease your account value and death benefit, and loaned amounts will not participate in the investment experience of your investment options. There may be adverse tax consequences associated with taking a loan from your contract.

C000050399 [Member] | Risks Associated With Variable Investment Options And Pooled Separate Accounts [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Variable Investment Options
and Pooled Separate Accounts

You take all the investment risk for amounts allocated to one or more of the investment options. If the investment options you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the investment options in which you invest. We do not guarantee the investment results of any investment option. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected investment option, each of which has its own unique risks. You should review the variable investment options and Pooled Separate Accounts before making an investment decision.

C000050399 [Member] | Separate Account No 66 Variable Investment Options [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,919
Surrender Expense, 3 Years, Maximum [Dollars]	13,884
Surrender Expense, 5 Years, Maximum [Dollars]	19,021
Surrender Expense, 10 Years, Maximum [Dollars]	30,786
Annuitized Expense, 1 Year, Maximum [Dollars]	2,962
Annuitized Expense, 3 Years, Maximum [Dollars]	8,719
Annuitized Expense, 5 Years, Maximum [Dollars]	14,733
Annuitized Expense, 10 Years, Maximum [Dollars]	30,961
No Surrender Expense, 1 Year, Maximum [Dollars]	2,787
No Surrender Expense, 3 Years, Maximum [Dollars]	8,544
No Surrender Expense, 5 Years, Maximum [Dollars]	14,558
No Surrender Expense, 10 Years, Maximum [Dollars]	30,786
C000050399 [Member] | Pooled Separate Accounts [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	8,416
Surrender Expense, 3 Years, Maximum [Dollars]	12,362
Surrender Expense, 5 Years, Maximum [Dollars]	16,465
Surrender Expense, 10 Years, Maximum [Dollars]	25,478
Annuitized Expense, 1 Year, Maximum [Dollars]	2,426
Annuitized Expense, 3 Years, Maximum [Dollars]	7,113
Annuitized Expense, 5 Years, Maximum [Dollars]	12,059
Annuitized Expense, 10 Years, Maximum [Dollars]	25,653
No Surrender Expense, 1 Year, Maximum [Dollars]	2,251
No Surrender Expense, 3 Years, Maximum [Dollars]	6,938
No Surrender Expense, 5 Years, Maximum [Dollars]	11,884
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 25,478

[1]	Expressed as an annual percentage of account value. The base contract expense includes a program expense charge (0.40% to 0.85%) and fund related other expenses (0.01%). These expenses vary by investment Fund, and will fluctuate from year to year. The Base Contract fee is deducted monthly and applied on a decremental scale, declining to 0.41% on the account value over $500,000.
[2]	The Base Contract expense is deducted monthly and applied on a decremental scale, declining to 0.40% on the account value over $500,000.
[3]	These expenses vary by investment Fund, and will fluctuate from year to year based on actual expenses. The percentage set forth in the table represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2025. These expenses may be higher based on the expenses incurred by the Funds during the fiscal year ended December 31, 2026. Effective January 1, 2014, the Company voluntarily capped “Other Expenses” for the pooled trust Funds at 0.01%. The cap is currently in effect through April 30, 2025, at which time the Company will opt to continue or remove it. If the cap was not in effect, “Other Expenses” as of December 31, 2025, would have been 0.09%.
[4]	Annual portfolio expenses may be based, in part, on estimated amounts of such expenses. Annual portfolio expenses will fluctuate from year to year based on expenses incurred by the Portfolios during the fiscal year ended December 31, 2024. The maximum annual portfolio expenses include a daily charge equal to an annual rate of 0.01%.
[5]	This Portfolio’s annual expenses reflect temporary fee reductions.
[6]	EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.
[7]	Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.
[8]	The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
[9]	Expressed as an annual percentage of average daily net assets.
[10]	These fees will fluctuate from year to year. These expenses are based on the expenses incurred during the fiscal year ended December 31, 2025.
[11]	We deduct this fee on a quarterly basis at the rate of $3.75 per participant.
[12]	As a percentage of amount withdrawn as loan principal at the time the loan is made. Your employer plan may also charge interest on the loan amount at a rate they set.
[13]	The base contract fee, which is also called the annual ongoing operations fee, is deducted monthly and applied on a decremental scale, declining to 0.25% on the account value over $2,500,000.
[14]	Annual portfolio expenses may be based, in part, on estimated amounts of such expenses. Annual portfolio expenses will fluctuate from year to year and are based on the expenses incurred by the Portfolios during the fiscal year ended December 31, 2025. The maximum annual portfolio expenses include a daily charge equal to an annual rate of 0.05% that we charge for amounts invested in the EQ/Core Plus Bond, EQ/Intermediate Government Bond, EQ/International Equity Index, EQ/Quality Bond PLUS, EQ/AB Small Cap Growth, EQ/Equity 500 Index, and EQ/Money Market Portfolios.
[15]	We deduct this fee on a monthly basis at the rate of $2.08 per participant.
[16]	The plan may charge interest on plan loans at a rate determined by the plan administrator.